Employee benefits - Reconciliation of net liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Overfunded pension plans | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	$ 3,517	$ 3,397
Interest income	305	282
Translation adjustment	(107)	(550)
Benefit obligation (Plan assets) as at end of the year	4,006	3,517
Overfunded pension plans | Present value of actuarial liabilities | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,517
Benefit obligation (Plan assets) as at end of the year	4,006	3,517
Overfunded pension plans | Fair value of assets
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(4,737)	(4,828)
Interest income	416	406
Translation adjustment	(200)	(717)
Benefit obligation (Plan assets) as at end of the year	(5,304)	(4,737)
Overfunded pension plans | Fair value of assets | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(4,737)
Benefit obligation (Plan assets) as at end of the year	(5,304)	(4,737)
Overfunded pension plans | Effect of the asset ceiling
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,220	1,431
Interest income	110	124
Changes on asset ceiling and onerous liability	59	(113)
Translation adjustment	(91)	(222)
Benefit obligation (Plan assets) as at end of the year	1,298	1,220
Overfunded pension plans | Effect of the asset ceiling | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,220	1,431
Interest income	110	124
Changes on asset ceiling and onerous liability	59	(113)
Translation adjustment	(91)	(222)
Benefit obligation (Plan assets) as at end of the year	1,298	1,220
Underfunded pension plans
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	656
Benefit obligation (Plan assets) as at end of the year	695	656
Current liabilities	(13)	(20)
Non-current liabilities	(682)	(636)
Liabilities	(695)	(656)
Underfunded pension plans | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	172
Benefit obligation (Plan assets) as at end of the year	249	172
Current liabilities	(7)	(4)
Non-current liabilities	(242)	(168)
Liabilities	(249)	(172)
Underfunded pension plans | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	484
Benefit obligation (Plan assets) as at end of the year	446	484
Current liabilities	(6)	(16)
Non-current liabilities	(440)	(468)
Liabilities	(446)	(484)
Underfunded pension plans | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,929	4,470
Interest income	153	158
Translation adjustment	160	(353)
Benefit obligation (Plan assets) as at end of the year	4,421	3,929
Underfunded pension plans | Present value of actuarial liabilities | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	334
Benefit obligation (Plan assets) as at end of the year	412	334
Underfunded pension plans | Present value of actuarial liabilities | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,595
Benefit obligation (Plan assets) as at end of the year	4,009	3,595
Underfunded pension plans | Fair value of assets
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,273)	(3,776)
Interest income	123	127
Translation adjustment	139	(287)
Benefit obligation (Plan assets) as at end of the year	(3,726)	(3,273)
Underfunded pension plans | Fair value of assets | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(162)
Benefit obligation (Plan assets) as at end of the year	(163)	(162)
Underfunded pension plans | Fair value of assets | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,111)
Benefit obligation (Plan assets) as at end of the year	(3,563)	(3,111)
Other benefits
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,280
Benefit obligation (Plan assets) as at end of the year	1,504	1,280
Current liabilities	(76)	(52)
Non-current liabilities	(1,428)	(1,228)
Liabilities	(1,504)	(1,280)
Other benefits | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	249
Benefit obligation (Plan assets) as at end of the year	303	249
Current liabilities	(20)	(19)
Non-current liabilities	(283)	(230)
Liabilities	(303)	(249)
Other benefits | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,031
Benefit obligation (Plan assets) as at end of the year	1,202	1,031
Current liabilities	(46)	(33)
Non-current liabilities	(1,156)	(998)
Liabilities	(1,202)	(1,031)
Other benefits | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,280	1,410
Interest income	59	59
Translation adjustment	41	(133)
Benefit obligation (Plan assets) as at end of the year	1,504	1,280
Other benefits | Present value of actuarial liabilities | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	249
Benefit obligation (Plan assets) as at end of the year	303	249
Other benefits | Present value of actuarial liabilities | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,031
Benefit obligation (Plan assets) as at end of the year	$ 1,202	$ 1,031